EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF EARNING PER SHARE

	For the years ended June 30,
	2025	2025	2024	2024
	Class A	Class B	Class A	Class B
	USD	USD	USD	USD
Numerator
Allocation of undistributed profit	$209,876	$389,771	$212,687	$394,991
Denominator
Weighted average number of shares used in per share computation	9,450,000	17,550,000	9,450,000	17,550,000

Basic and diluted net profit per share	$0.02	$0.02	$0.02	$0.02